UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2001
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             The Mersereau Company dba Carderock Capital
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        March 13, 2001
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry TOtal:      95
Form 13F Information Table Value Total:      $91,764

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2483    44546 SH       SOLE                                      44546
Albertson's Inc                COM              013104104     1115    35400 SH       SOLE                                      35400
Alltel                         COM              020039103      458     7412 SH       SOLE                                       7412
Amer Home Products             COM              026609107      497     8100 SH       SOLE                                       8100
Amer Intl Group                COM              026874107     2289    28829 SH       SOLE                                      28829
American Pwr Convsn            COM              029066107      822    56875 SH       SOLE                                      56875
Applera Appl Bio               COM              038020103      430    10950 SH       SOLE                                      10950
Automatic Data Proc            COM              053015103     1920    32605 SH       SOLE                                      32605
Avery Dennison Corp            COM              053611109     1348    23850 SH       SOLE                                      23850
BB&T Corp                      COM              054937107      339     9375 SH       SOLE                                       9375
BP PLC Spons Adr               COM              055622104      620    13338 SH       SOLE                                      13338
Baldor Electric                COM              057741100      368    17615 SH       SOLE                                      17615
Bank One Corp                  COM              06423A103      256     6550 SH       SOLE                                       6550
BankAmerica Corp               COM              060505104      340     5400 SH       SOLE                                       5400
Bed Bath & Beyond              COM              075896100     1967    58025 SH       SOLE                                      58025
Bemis Co                       COM              081437105      917    18655 SH       SOLE                                      18655
Biogen                         COM              090597105      228     3975 SH       SOLE                                       3975
Bristol-Myers Co               COM              110122108      881    17265 SH       SOLE                                      17265
Cambrex Corp                   COM              132011107     1213    27825 SH       SOLE                                      27825
Cardinal Health Inc            COM              14149Y108     2125    32863 SH       SOLE                                      32863
Cintas Corp                    COM              172908105     1856    38660 SH       SOLE                                      38660
Columbia Bancorp               COM              197227101      257    15674 SH       SOLE                                      15674
Concord EFS                    COM              206197105     1756    53566 SH       SOLE                                      53566
Cousins Properties             COM              222795106      354    14530 SH       SOLE                                      14530
Dover Corp                     COM              260003108     2381    64225 SH       SOLE                                      64225
Duke Energy Co                 COM              264399106      634    16160 SH       SOLE                                      16160
EMC Corporation                COM              268648102      329    24443 SH       SOLE                                      24443
Emerson Electric Co            COM              291011104     1807    31640 SH       SOLE                                      31640
Expeditors Intl Wash           COM              302130109     1304    22905 SH       SOLE                                      22905
Exxon Mobil Corp               COM              30231G102     1508    38368 SH       SOLE                                      38368
Fair Isaac & Co.               COM              303250104     1604    25453 SH       SOLE                                      25453
Fastenal Co                    COM              311900104      617     9290 SH       SOLE                                       9290
Fedl Natl Mtg Assoc            COM              313586109     1189    14960 SH       SOLE                                      14960
Fifth Third Bank               COM              316773100     1320    21528 SH       SOLE                                      21528
Fiserv Inc.                    COM              337738108     1225    28943 SH       SOLE                                      28943
Gannett Co                     COM              364730101      437     6500 SH       SOLE                                       6500
General Electric Co            COM              369604103     2485    61996 SH       SOLE                                      61996
Grainger (WW) Inc              COM              384802104     1021    21265 SH       SOLE                                      21265
Health Mgmt Assoc              COM              421933102      803    43650 SH       SOLE                                      43650
Home Depot                     COM              437076102     2326    45599 SH       SOLE                                      45599
Illinois Tool Works            COM              452308109     2200    32480 SH       SOLE                                      32480
Int'l Business Mach            COM              459200101      328     2713 SH       SOLE                                       2713
Intel Corp                     COM              458140100      234     7450 SH       SOLE                                       7450
Interpublic Group              COM              460690100     1464    49564 SH       SOLE                                      49564
J P Morgan Chase & Co.         COM              46625h100      217     5963 SH       SOLE                                       5963
Jefferson-Pilot                COM              475070108      385     8330 SH       SOLE                                       8330
Johnson & Johnson              COM              478160104     2176    36813 SH       SOLE                                      36813
Kimberly Clark                 COM              494368103      475     7945 SH       SOLE                                       7945
Kimco Realty Corp              COM              49446R109      605    18505 SH       SOLE                                      18505
Lifestream Tech                COM              53219K101      178    87825 SH       SOLE                                      87825
Linear Technology Corp         COM              535678106      916    23455 SH       SOLE                                      23455
Marsh & McLennan               COM              571748102      774     7200 SH       SOLE                                       7200
McCormick & Co                 COM              579780206     1521    36245 SH       SOLE                                      36245
Merck & Co                     COM              589331107     1669    28389 SH       SOLE                                      28389
Microsoft Corp                 COM              594918104     1821    27485 SH       SOLE                                      27485
Minerals Tech                  COM              603158106      416     8925 SH       SOLE                                       8925
Minnesota Mng & Mfg            COM              604059105      280     2370 SH       SOLE                                       2370
Molex Inc                      COM              608554101      517    16703 SH       SOLE                                      16703
Molex Inc Cl A                 COM              608554200      726    26830 SH       SOLE                                      26830
OM Group                       COM              670872100     1553    23460 SH       SOLE                                      23460
Patterson Dental               COM              703412106      881    21515 SH       SOLE                                      21515
Paychex Inc                    COM              704326107      879    25213 SH       SOLE                                      25213
Pfizer Inc                     COM              717081103      724    18165 SH       SOLE                                      18165
Procter & Gamble Co            COM              742718109     1768    22349 SH       SOLE                                      22349
Qualcomm                       COM              747525103      358     7095 SH       SOLE                                       7095
RPM Inc                        COM              749685103      533    36875 SH       SOLE                                      36875
Royal Dutch Petrol             COM              780257804      430     8775 SH       SOLE                                       8775
SBC Communications             COM              78387G103      635    16209 SH       SOLE                                      16209
Safeway Inc.                   COM              786514208      721    17274 SH       SOLE                                      17274
Schlumberger Ltd               COM              806857108      588    10700 SH       SOLE                                      10700
Shell Transpt & Trdg           COM              822703609      826    19930 SH       SOLE                                      19930
Sigma-Aldrich Corp             COM              826552101     1570    39825 SH       SOLE                                      39825
Solectron Corp                 COM              834182107      296    26275 SH       SOLE                                      26275
Staples Inc                    COM              855030102      622    33275 SH       SOLE                                      33275
Starbucks Corp                 COM              855244109      386    20250 SH       SOLE                                      20250
Stryker Corp                   COM              863667101     1842    31556 SH       SOLE                                      31556
Sun Microsystems               COM              866810104      206    16740 SH       SOLE                                      16740
SunTrust Banks Inc             COM              867914103     1422    22678 SH       SOLE                                      22678
Sysco Corp                     COM              871829107     1780    67880 SH       SOLE                                      67880
Teleflex Inc                   COM              879369106     2206    46630 SH       SOLE                                      46630
Total Fina SA                  COM              89151E109      713    10155 SH       SOLE                                      10155
Tyco International LTD         COM              902124106      862    14635 SH       SOLE                                      14635
Valspar                        COM              920355104     1810    45710 SH       SOLE                                      45710
Verizon Communication          COM              92343v104      395     8330 SH       SOLE                                       8330
WGL Holdings Inc.              COM              92924f106      389    13377 SH       SOLE                                      13377
Wal-Mart Stores                COM              931142103     1403    24385 SH       SOLE                                      24385
Walgreen                       COM              931422109     1508    44800 SH       SOLE                                      44800
Washington REIT                COM              939653101      309    12405 SH       SOLE                                      12405
Weingarten Rlty Inv            COM              948741103      373     7773 SH       SOLE                                       7773
Wrigley                        COM              982526105      442     8610 SH       SOLE                                       8610
Dodge & Cox Stock                               256219106      220 2185.273 SH       SOLE                                   2185.273
Equity Inv Fd                                   29471Q317        8 24003.000SH       SOLE                                  24003.000
Equity Inv Fd Ser B                             29471T352       14 15889.000SH       SOLE                                  15889.000
Equity Inv Fd Ser J                             294712120        9 10061.000SH       SOLE                                  10061.000
Vngrd Windsor II                                               351 13713.515SH       SOLE                                  13713.515